Other Accounts Receivable - Schedule of Advances to Suppliers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable [line items]
Current advances to suppliers	S/ 81,719	S/ 149,464
Non-current advances to suppliers	64,817	255,181
Alsthom Transporte - Linea 1 [member]
Other Accounts Receivable [line items]
Current advances to suppliers	1,578	9,985
Non-current advances to suppliers	64,817	223,387
Electromechanical works Refineria Talara [member]
Other Accounts Receivable [line items]
Current advances to suppliers	4,582	29,814
Infrastructure Linea Amarilla [member]
Other Accounts Receivable [line items]
Current advances to suppliers	5,545	40,669
Bombardier - Linea 1 [member]
Other Accounts Receivable [line items]
Non-current advances to suppliers		29,142
Advances - joint operations vendors [member]
Other Accounts Receivable [line items]
Current advances to suppliers	21,647
Others [member]
Other Accounts Receivable [line items]
Current advances to suppliers	S/ 48,367	68,996
Non-current advances to suppliers		S/ 2,652